Schedule of Investments
(unaudited)
January 31, 2025
iShares
®
Yield Optimized Bond ETF
1
(Percentages shown are based on Net Assets)
Security Shares Value
Investment Companies
Domestic Fixed Income — 40.0%
(a)
iShares Broad USD High Yield Corporate Bond
ETF
(b)
.......................... 1,255,172 $ 46,805,364
iShares Core 1-5 Year USD Bond ETF
(b)
.... 288,140 13,839,364
iShares Core Total USD Bond Market ETF ... 209,833 9,536,910
iShares Floating Rate Bond ETF ......... 458,072 23,398,318
93,579,956
International Fixed Income — 10.1%
iShares J.P. Morgan Emerging Markets High
Yield Bond ETF
(a)
.................. 607,346 23,479,996
Investment Grade Bonds — 39.7%
(a)
iShares 10+ Year Investment Grade Corporate
Bond ETF
(b)
...................... 563,667 27,974,793
iShares 1-5 Year Investment Grade Corporate
Bond ETF ....................... 755,512 39,301,734
iShares 5-10 Year Investment Grade Corporate
Bond ETF ....................... 342,605 17,770,921
iShares Investment Grade Systematic Bond
ETF ........................... 175,155 7,810,162
92,857,610
Mortgage-Backed Securities — 10.0%
iShares MBS ETF
(a)
.................. 253,197 23,342,232
Total Long-Term Investments — 99.8%
(Cost: $ 232,700,573 ) ................................ 233,259,794
Short-Term Securities
Money Market Funds — 35 .0%
(a) (c)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(d)
................... 81,273,535 81,314,171
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.35% .................... 361,254 361,254
Total Short-Term Securities — 35 .0%
(Cost: $ 81,680,534 ) ............................... 81,675,425
Total Investments — 134 .8%
(Cost: $ 314,381,107 ) .............................. 314,935,219
Liabilities in Excess of Other Assets — (34.8) % ............ (81,301,273)
Net Assets — 100.0% ............................... $ 233,633,946
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Yield Optimized Bond ETF
2
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
.
.
.
.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
Shares
Held at
01/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 85,806,953 $ — $ (4,471,193)
(a)
$ (8,052) $ (13,537) $ 81,314,171 81,273,535 $ 44,043
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 224,701 136,553
(a)
— — — 361,254 361,254 3,786 —
iShares 0-3 Month Treasury
Bond ETF
(c)
.......... 57,998,467 537,702 (58,469,772) (80,043) 13,646 — — 239,115 —
iShares 10+ Year Investment
Grade Corporate Bond ETF 61,576,274 1,368,887 (34,512,496) (207,677) (250,195) 27,974,793 563,667 502,950 —
iShares 1-5 Year Investment
Grade Corporate Bond ETF — 40,273,693 (988,737) 2,535 14,243 39,301,734 755,512 271,450 —
iShares 5-10 Year Investment
Grade Corporate Bond ETF — 18,418,734 (450,563) 1,396 (198,646) 17,770,921 342,605 132,327 —
iShares Broad USD High Yield
Corporate Bond ETF .... 48,617,279 1,776,132 (3,825,151) 80,174 156,930 46,805,364 1,255,172 822,460 —
iShares CMBS ETF
(c)
...... 24,097,815 222,619 (24,246,273) 289,721 (363,882) — — 69,041 57
iShares Core 1-5 Year USD
Bond ETF ............ — 14,181,474 (348,212) 849 5,253 13,839,364 288,140 91,340 —
iShares Core Total USD Bond
Market ETF .......... — 9,891,878 (241,949) 712 (113,731) 9,536,910 209,833 66,023 —
iShares Floating Rate Bond
ETF ................ 24,407,343 895,086 (1,927,623) 16,120 7,392 23,398,318 458,072 318,230 —
iShares Investment Grade
Systematic Bond ETF .... — 8,134,464 (198,747) 540 (126,095) 7,810,162 175,155 73,379 —
iShares J.P. Morgan Emerging
Markets High Yield Bond
ETF ................ 24,432,678 891,744 (2,020,503) 52,442 123,635 23,479,996 607,346 458,433 —
iShares MBS ETF ........ — 24,244,206 (592,398) 2,042 (311,618) 23,342,232 253,197 149,923 —
$ 150,759 $ (1,056,605) $ 314,935,219 $ 3,242,500 $ 57
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Yield Optimized Bond ETF
3
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 233,259,794 $ — $ — $ 233,259,794
Short-Term Securities
Money Market Funds ...................................... 81,675,425 — — 81,675,425
$ 314,935,219 $ — $ — $ 314,935,219
Portfolio Abbreviation
ETF Exchange-Traded Fund
MBS Mortgage-Backed Securities